Basis of Presentation and General Information, detail (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minimum [Member]
Concentration Risk [Line Items]
Charterer percentage in total revenue	10.00%	10.00%	10.00%
Daiichi Chuo Kisen Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	46.48%	48.17%	44.92%
Kawasaki Kisen Kaisha
Concentration Risk [Line Items]
Charterer percentage in total revenue	16.39%	17.93%	18.78%
Cargill International S.A
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	0.00%	12.67%